                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
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Check here if Amendment [   ]; Amendment Number:
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This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CORUS BANKSHARES, INC.
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Address:    3959 N. LINCOLN AVE.
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            CHICAGO, IL 60613
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 Form 13F File Number:    28-10052
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael E. Dulberg
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Title:    First Vice President and Chief Accounting Officer
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Phone:    773-832-3473
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Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg            Chicago, IL                     July 17, 2003
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[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
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Form 13F Information Table Entry Total:       30
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Form 13F Information Table Value Total:      $160,031
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                                                    (thousands)


List of Other Included Managers:              None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8
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NAMES OF                          TITLE OF                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
 ISSUER                            CLASS          CUSIP     [x$1000]   PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE SHARED NONE
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AMCORE FINL INC                COMMON SHARES    023912108    3,310    142,500    SH            SOLE               142,500
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AMSOUTH BANCORPORATION         COMMON SHARES    032165102   10,178    466,015    SH            SOLE               466,015
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ASSOCIATED BANC CORP           COMMON SHARES    045487105    2,958     80,786    SH            SOLE                80,786
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BANK OF AMERICA CORPORATION    COMMON SHARES    060505104    7,893     99,873    SH            SOLE                99,873
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BANK NEW YORK INC              COMMON SHARES    064057102    2,875    100,000    SH            SOLE               100,000
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BANK ONE CORP                  COMMON SHARES    06423A103    5,120    137,700    SH            SOLE               137,700
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BANKNORTH GROUP INC NEW        COMMON SHARES    06646R107    2,297     90,000    SH            SOLE                90,000
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CHARTER ONE FINL INC           COMMON SHARES    160903100   10,556    338,536    SH            SOLE               338,536
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CITIGROUP INC                  COMMON SHARES    172967101    9,630    225,000    SH            SOLE               225,000
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COMERICA INC                   COMMON SHARES    200340107   15,777    339,300    SH            SOLE               339,300
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COMMERCE BANCSHARES INC        COMMON SHARES    200525103    1,056     27,135    SH            SOLE                27,135
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COMPASS BANCSHARES INC         COMMON SHARES    20449H109    3,777    108,750    SH            SOLE               108,750
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FIDELITY BANCORP INC DEL       COMMON SHARES    31583B105    2,670     82,500    SH            SOLE                82,500
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1ST SOURCE CORP                COMMON SHARES    336901103      353     18,992    SH            SOLE                18,992
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FIRST VA BANKS INC             COMMON SHARES    337477103    1,155     26,775    SH            SOLE                26,775
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FLEETBOSTON FINL CORP          COMMON SHARES    339030108   12,596    423,960    SH            SOLE               423,960
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HIBERNIA CORP                  COMMON SHARES    428656102    2,800    154,200    SH            SOLE               154,200
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JP MORGAN CHASE & CO           COMMON SHARES    46625H100   10,907    319,100    SH            SOLE               319,100
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MAF BANCORP INC                COMMON SHARES    55261R108    7,715    208,125    SH            SOLE               208,125
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MELLON FINL CORP               COMMON SHARES    58551A108    2,775    100,000    SH            SOLE               100,000
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MERCANTILE BANKSHARES CORP     COMMON SHARES    587405101    2,302     58,500    SH            SOLE                58,500
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MERRILL LYNCH & CO INC         COMMON SHARES    590188108    6,162    132,000    SH            SOLE               132,000
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MORGAN STANLEY DEAN WITTER&CO  COMMON SHARES    617446448    3,505     82,000    SH            SOLE                82,000
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NATIONAL CITY CORP             COMMON SHARES    635405103    2,437     74,520    SH            SOLE                74,520
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PROVIDENT BANCSHARES CORP      COMMON SHARES    743859100    1,104     43,757    SH            SOLE                43,757
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SOUTHTRUST CORP                COMMON SHARES    844730101    5,289    195,900    SH            SOLE               195,900
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SUNTRUST BKS INC               COMMON SHARES    867914103    2,848     48,000    SH            SOLE                48,000
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U S BANCORP DEL                COMMON SHARES    902973304    6,587    268,870    SH            SOLE               268,870
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UNION PLANTERS CORP            COMMON SHARES    908068109    4,454    143,554    SH            SOLE               143,554
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WACHOVIA CORP 2ND NEW          COMMON SHARES    929903102    8,945    223,840    SH            SOLE               223,840
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